DEBT - EB 5 LOAN (Details) - EB-5 Loan - USD ($)	1 Months Ended		3 Months Ended			4 Months Ended	6 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2016	Jun. 30, 2019	Jun. 30, 2018
Debt
Maximum borrowing		$ 10,000,000
Borrowing increments		$ 500,000
Interest rate (as a percent)		4.00%
Amount borrowed	$ 500,000	$ 500,000
Issuance costs						$ 103,887
Principal outstanding			$ 1,000,000				$ 1,000,000
Accrued interest			10,000		$ 10,000		20,000	$ 20,000
Total accrued interest			107,000				107,000
Amortization of debt issuance costs			$ 3,710	$ 3,710			$ 7,421	$ 7,421